Segment Information - Segment Information for the Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Revenue	¥ 1,933,836	¥ 2,516,810	¥ 2,374,934	[1]
Depreciation, depletion and amortization	(213,875)	(225,262)	(232,276)	[1]
Including: Impairment losses of property, plant and equipment	(15,367)	(13,419)	(29,925)
Profit / (loss) from operations	75,937	121,762	122,942	[1]
Finance costs:
Exchange gain	14,387	10,017	12,701	[1]
Exchange loss	(14,279)	(10,016)	(11,581)	[1]
Interest income	3,023	3,631	3,779	[1]
Interest expense	(26,528)	(30,409)	(22,718)	[1]
Total net finance costs	(23,397)	(26,777)	(17,819)	[1]
Share of profit / (loss) of associates and joint ventures	3,533	8,229	11,647	[1]
Profit before income tax expense	56,073	103,214	116,770	[1]
Income tax expense	(22,588)	(36,199)	(42,790)	[1]
Profit for the year	33,485	67,015	73,980	[1]
Other assets	17,361	29,908	24,759
Investments in associates and joint ventures	250,603	102,073	89,362
Assets	2,488,126	2,732,910	2,440,877
Capital expenditures	246,493	296,776	256,106
Liabilities	1,121,505	1,288,605	1,031,986
Other liabilities	80,104	88,793	100,303
Exploration and production [member]
Disclosure of operating segments [Line Items]
Revenue	93,137	123,648	119,417
Depreciation, depletion and amortization	(150,849)	(158,874)	(169,622)
Including: Impairment losses of property, plant and equipment	(15,364)	(11,562)	(26,002)
Profit / (loss) from operations	23,092	96,097	73,519
Finance costs:
Share of profit / (loss) of associates and joint ventures	(616)	3,513	4,224
Investments in associates and joint ventures	41,461	45,721	39,235
Capital expenditures	186,620	230,117	196,109
Refining and chemicals [member]
Disclosure of operating segments [Line Items]
Revenue	282,108	297,855	316,799
Depreciation, depletion and amortization	(23,893)	(25,469)	(25,750)
Including: Impairment losses of property, plant and equipment		(1,444)	(3,393)
Profit / (loss) from operations	(1,834)	16,077	46,879
Finance costs:
Share of profit / (loss) of associates and joint ventures	(24)		92
Investments in associates and joint ventures	1,289	1,371	(1,973)
Capital expenditures	21,810	21,823	15,783
Marketing [member]
Disclosure of operating segments [Line Items]
Revenue	1,221,030	1,742,880	1,610,221
Depreciation, depletion and amortization	(17,833)	(16,657)	(13,079)
Including: Impairment losses of property, plant and equipment	(3)	(1)
Profit / (loss) from operations	(2,906)	(2,878)	(8,628)
Finance costs:
Share of profit / (loss) of associates and joint ventures	(728)	1,460	4,185
Investments in associates and joint ventures	18,239	18,810	20,420
Capital expenditures	16,294	17,074	16,646
Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
Revenue	335,334	350,371	326,727
Depreciation, depletion and amortization	(19,475)	(22,375)	(21,985)
Including: Impairment losses of property, plant and equipment		(412)	(530)
Profit / (loss) from operations	72,410	26,108	25,515
Finance costs:
Share of profit / (loss) of associates and joint ventures	2,128	501	496
Investments in associates and joint ventures	160,730	9,713	7,022
Capital expenditures	21,143	27,004	26,502
Head office and other [member]
Disclosure of operating segments [Line Items]
Revenue	2,227	2,056	1,770
Depreciation, depletion and amortization	(1,825)	(1,887)	(1,840)
Profit / (loss) from operations	(14,825)	(13,642)	(14,343)
Finance costs:
Share of profit / (loss) of associates and joint ventures	2,773	2,755	2,650
Investments in associates and joint ventures	28,884	26,458	24,658
Capital expenditures	626	758	1,066
Operating segments [member]
Disclosure of operating segments [Line Items]
Revenue	3,177,433	4,146,149	3,928,870
Finance costs:
Assets	4,201,490	4,355,712	3,873,153
Liabilities	1,932,109	2,048,253	1,488,674
Operating segments [member] | Exploration and production [member]
Disclosure of operating segments [Line Items]
Revenue	530,807	676,320	658,712
Finance costs:
Assets	1,452,554	1,520,697	1,227,613
Liabilities	658,521	720,028	466,097
Operating segments [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
Revenue	774,775	1,000,062	1,013,413
Finance costs:
Assets	432,022	404,264	358,316
Liabilities	186,332	151,051	73,200
Operating segments [member] | Marketing [member]
Disclosure of operating segments [Line Items]
Revenue	1,497,533	2,075,044	1,891,743
Finance costs:
Assets	489,984	485,085	396,146
Liabilities	321,460	305,804	225,095
Operating segments [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
Revenue	370,771	391,023	362,626
Finance costs:
Assets	195,353	536,298	519,553
Liabilities	192,456	277,370	158,153
Operating segments [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
Revenue	3,547	3,700	2,376
Finance costs:
Assets	1,631,577	1,409,368	1,371,525
Liabilities	573,340	594,000	566,129
Elimination [member]
Disclosure of operating segments [Line Items]
Revenue	(1,243,597)	(1,629,339)	(1,553,936)
Finance costs:
Assets	(890,708)	(1,754,783)	(1,546,397)
Liabilities	(1,981,328)	(848,441)	(556,991)
Elimination [member] | Exploration and production [member]
Disclosure of operating segments [Line Items]
Revenue	(437,670)	(552,672)	(539,295)
Elimination [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
Revenue	(492,667)	(702,207)	(696,614)
Elimination [member] | Marketing [member]
Disclosure of operating segments [Line Items]
Revenue	(276,503)	(332,164)	(281,522)
Elimination [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
Revenue	(35,437)	(40,652)	(35,899)
Elimination [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
Revenue	¥ (1,320)	¥ (1,644)	¥ (606)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).